Corporation's equity in Evertec (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Equity Method Investments	$ 225,625	$ 197,006
E V E R T E C Inc [Member] | Gross [Member]
Related Party Transaction [Line Items]
Equity Method Investments	$ 25,146	$ 19,931